CAPITAL STOCK (Details - Debt and/or equity financings)	12 Months Ended
Oct. 31, 2021 USD ($) shares
Range 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Aggregate funding amount, minimum	$ 2,500,000
Aggregate funding amount, maximum	$ 5,000,000
Shares | shares	5,000,000
Range 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Aggregate funding amount, minimum	$ 5,000,001
Aggregate funding amount, maximum	$ 10,000,000
Shares | shares	10,000,000
Range 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Aggregate funding amount, minimum	$ 10,000,001
Aggregate funding amount, maximum	$ 30,000,000
Shares | shares	30,000,000